UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02667

Salomon Brothers Capital Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004 (Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31 Date of reporting period: September 30, 2004

ITEM 1.          SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INVESTMENT SERIES

SALOMON BROTHERS CAPITAL FUND INC.

CAPITAL FUND

FORM N-Q SEPTEMBER 30, 2004

SALOMON BROTHERS CAPITAL FUND

Schedules of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 93.6%
CONSUMER DISCRETIONARY — 23.0%
Media — 16.8%
1,150,000	Cablevision Systems New York Group, Class A Shares (a)	$23,322,000
5,000,000	Liberty Media Corp., Series A Shares (a)(b)	43,600,000
785,093	Liberty Media International Inc., Series A Shares (a)(b)	26,192,273
1,275,000	The News Corp. Ltd., Sponsored ADR (b)	39,945,750
750,000	NTL Inc. (a)	46,552,500
184,000	Ses Global	1,795,869
2,400,000	Time Warner Inc. (a)(b)	38,736,000
3,920,000	UnitedGlobalCom, Inc., Class A Shares (a)	29,282,400

		249,426,792

Multiline Retail — 1.2%
466,286	FHC Delaware Inc. (d)	2,214,858
350,000	Target Corp.	15,837,500

		18,052,358

Specialty Retail — 5.0%
480,300	Linens 'n Things, Inc. (a)(b)	11,128,551
1,900,400	Office Max (b)	63,245,312

		74,373,863

	TOTAL CONSUMER DISCRETIONARY	341,853,013

CONSUMER STAPLES — 3.1%
Food Products — 1.1%
705,000	Sara Lee Corp. (b)	16,116,300

Tobacco — 2.0%
625,000	Altria Group Inc.	29,400,000

	TOTAL CONSUMER STAPLES	45,516,300

ENERGY — 9.9%
Energy Equipment & Services — 5.8%
1,050,000	ENSCO International Inc. (b)	34,303,500
295,000	Patterson-UTI Energy, Inc.	5,625,650
1,800,000	Rowan Cos., Inc. (a)(b)	47,520,000

		87,449,150

Oil & Gas — 4.1%
400,000	Apache Corp. (b)	20,044,000
400,000	Newfield Exploration Co. (a)(b)	24,496,000
500,000	Suncor Energy, Inc.	16,005,000

		60,545,000

	TOTAL ENERGY	147,994,150

FINANCIALS — 14.2%
Banks — 2.9%
600,000	Bank of America Corp. (b)	25,998,000
300,000	Commerce Bancorp, Inc. (b)	16,560,000

		42,558,000

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Diversified Financials — 3.0%
400,000	Capital One Financial Corp. (b)	$29,560,000
300,000	Merrill Lynch & Co., Inc.	14,916,000

		44,476,000

Insurance — 8.3%
450,000	American International Group, Inc.	30,595,500
1,400,000	Assurant Inc.	36,400,000
500	Berkshire Hathaway Inc., Class A Shares (a)	43,325,000
250,000	PartnerRe Ltd. (b)	13,672,500

		123,993,000

	TOTAL FINANCIALS	211,027,000

HEALTHCARE — 14.4%
Biotechnology — 4.8%
2,885,500	Medarex Inc. (a)	21,294,990
1,100,000	Medimmune Inc. (a)(b)	26,070,000
400,000	OSI Pharmaceuticals, Inc. (a)(b)	24,584,000

		71,948,990

Pharmaceuticals — 9.6%
400,000	Novartis AG	18,665,063
1,000,000	Pfizer Inc.	30,600,000
275,000	Roche Holdings AG - Genussschein	28,442,574
522,100	Sepracor Inc. (a)(b)	25,468,038
800,000	Teva Pharmaceutical Industries Ltd. ADR	20,760,000
500,000	Wyeth (b)	18,700,000

		142,635,675

	TOTAL HEALTHCARE	214,584,665

INDUSTRIALS — 7.0%
Aerospace & Defense — 2.8%
375,000	The Boeing Co.	19,357,500
600,000	Raytheon Co. (b)	22,788,000

		42,145,500

Building Products — 1.0%
400,000	American Standard Cos., Inc. (a)(b)	15,564,000

Industrial Conglomerates — 3.2%
1,400,000	General Electric Co. (b)	47,012,000

	TOTAL INDUSTRIALS	104,721,500

INFORMATION TECHNOLOGY — 10.3%
Communications Equipment — 6.5%
2,575,000	Comverse Technology, Inc. (a)(b)	48,487,250
1,530,000	Nokia Oyj ADR (b)	20,991,600
6,682,000	Nortel Networks Corp. (a)	22,718,800
250,000	Polycom, Inc. (a)(b)	4,955,000

		97,152,650

Electronic Equipment & Instruments — 0.9%
638,000	Agilent Technologies, Inc. (a)(b)	13,761,660

Internet Software & Services — 1.8%
1,300,000	McAfee Inc. (a)(b)	26,130,000

Semiconductor Equipment & Products — 1.1%
600,000	Novellus Systems, Inc. (a)(b)	15,954,000

	TOTAL INFORMATION TECHNOLOGY	152,998,310

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

MATERIALS — 7.5%
Containers & Packaging — 3.0%
2,300,000	Smurfit-Stone Container Corp. (a)(b)	$44,551,000

Metals & Mining — 2.7%
750,000	Barrick Gold Corp.	15,780,000
1,250,000	Placer Dome Inc.	24,850,000

		40,630,000

Paper & Forest Products — 1.8%
700,000	Bowater Inc. (b)	26,733,000

	TOTAL MATERIALS	111,914,000

TELECOMMUNICATION SERVICES — 1.1%
Diversified Telecommunication Services — 1.1%
932,200	MCI Inc. (b)	15,614,350

UTILITIES - 3.1%
Electric Utilities — 2.6%
1,250,000	PG&E Corp. (a)(b)	38,000,000

Gas Utilities — 0.5%
863,500	El Paso Corp. (b)	7,935,565

	TOTAL UTILITIES	45,935,565

	TOTAL COMMON STOCK (Cost — $1,224,348,589)	1,392,158,853

FACE
AMOUNT

CORPORATE BOND — 0.2%
ENERGY — 0.2%
Energy Equipment & Services — 0.2%
$ 31,570,000	Friede Goldman Halter, Inc., 4.500% due 12/15/04 (a)(c) (Cost — $11,433,375)	2,762,375

REPURCHASE AGREEMENT — 6.0%
30,000,000	Merrill Lynch & Co., Inc. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity —
	$30,001,542; (Fully collateralized by various U.S. Government Obligations
	and Agencies, 0.000% to 6.050% due 10/8/04 through 8/4/28;
	Market value — $30,600,210)	30,000,000
28,893,000	Morgan Stanley dated 9/30/04, 1.840% due 10/1/04; Proceeds at maturity —
	$28,894,477; (Fully collateralized by various U.S. Government Obligations
	and Agencies, 0.000% to 7.325% due 3/15/05 thru 4/7/28; Market value $29,674,654)	28,893,000

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT — 6.0% (continued)
$30,000,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04;
	Proceeds at maturity — $30,001,542; (Fully collateralized by various U.S. Government
	Obligations and Agencies, 0.000% to 8.875% due 1/15/05 thru 5/15/30;
	Market value — $30,600,049)	$30,000,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost — $88,893,000)	88,893,000

	TOTAL INVESTMENTS — 99.8% (Cost — $1,324,674,964*)	1,483,814,228
	Other Assets in Excess of Liabilities — 0.2%	3,218,756

	TOTAL NET ASSETS — 100.0%	$1,487,032,984

LOANED SECURITIES COLLATERAL
$74,814,708	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $74,814,708)	$74,814,708

(a)    Non-income producing security.

(b)    All or a portion of this security is on loan. (c) Security is currently in default.

(d)    Security is valued in accordance with fair value procedures.

*      Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1.      Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”), and the Salomon Brothers Capital Fund Inc (“Capital Fund”).

The Capital Fund is a non-diversified open-end management investment company incorporated in Maryland.

The following is a summary of significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Portfolio securities, including options and futures contracts, listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost, which approximates market value. If a Fund acquires such securities with more than 60 days remaining to maturity, they are valued at current market value, until the 60th day prior to maturity, and are then valued on an amortized cost basis.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

(d) Investment Transaction. Investment transactions are recorded as of the trade date.

Notes to Schedule of Investments (unaudited)(continued)

Note 2.      Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	Depreciation	(Depreciation)

Salomon Brothers Capital Fund	$184,114,424	$(24,975,160)	$159,139,264

At September 30, 2004, the Salomon Brothers Capital Fund listed below had securities on loan. The market value for the securities on loan was as follows:

Value

Salomon Brothers Capital Fund	$73,421,950

At September 30, 2004, the Salomon Brothers Capital Fund listed below received cash collateral, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio. The amount of the cash collateral was as follows:

Amount

Salomon Brothers Capital Fund	$74,814,708

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Capital Fund Inc.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 29, 2004

By	/s/ FRANCES M. GUGGINO

Frances M. Guggino
Chief Financial Officer
Date: November 29, 2004